Inventories, Net	12 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Inventories, Net

NOTE 5 – INVENTORIES, NET

Inventories, net, consist of the following:

	September 30, 2020	September 30, 2019
Raw materials	$246,383	$891,604
Finished goods	1,209,545	2,102,127
Inventory valuation allowance	(439,486)	(389,867)
Total inventory, net	$1,016,442	$2,603,864